Shareholder Report, Average Annual Return (Details) 197684_Rockefeller US Small Cap Core Fund_Class I_TSR SemiAnnual {Class I}	12 Months Ended	34 Months Ended
	May 31, 2026	May 31, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%	10.75%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	43.08%	15.79%